Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Maturity Lease Obligations

The maturity of the Company’s lease obligations is presented below:

	Operating	Operating
	Lease	Lease
Twelve Months Ending December 31,	Amount	Amount
	RMB	USD
2026	703,002	100,017
2027	243,281	34,612
2028	-	-
2029	-	-
2030	-	-
Total lease payments	946,283	134,629
Less: Interest	21,427	3,048
Present value of lease liabilities	924,856	131,581